Investment in Associate - Additional Information (Detail) $ in Thousands, $ in Millions		3 Months Ended	6 Months Ended
	Jun. 06, 2019 CAD ($) shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 USD ($) shares
Disclosure of associates and joint ventures [line items]
Total consideration		$ 132	$ 132
Impairment charge		1,649	1,649
Kutcho [member]
Disclosure of associates and joint ventures [line items]
Total consideration		132
Recoverable amount of investment		1,000	1,000
Impairment charge		$ 1,649	$ 1,649
Investment in warrants [member] | Kutcho [member]
Disclosure of associates and joint ventures [line items]
Number of common shares and warrants acquired | shares	1,000,000
Number of shares of associate owned | shares	4,076,923
Equity investment [member] | Kutcho [member]
Disclosure of associates and joint ventures [line items]
Number of share purchase warrants of associate acquired | shares	1,000,000
Total consideration	$ 0.2
Number of share purchase warrants of associate owned | shares	7,153,846
Amount advanced in exchange for convertible note receivable	$ 20.0
Coupon rate on convertible note receivable	10.00%
Number of shares issued and outstanding by associate | shares		68,247,628	68,247,628
Undiluted ownership percentage of associate			10.00%
Fully diluted ownership percentage of associate			29.00%
Non-fully diluted potential ownership percentage of associate			37.00%